Shareholders' Equity (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	173,274,443	170,274,443	159,391,312
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, issued	26,435,097	25,855,413	19,983,799
Common stock, outstanding	26,435,097	25,855,413	19,983,799
Business combination redeem				46.00%
CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Business combination redeem	100.00%	100.00%
Preferred Stock, Shares Issued	0	0
Class A Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	10,981,497	10,076,606
Common skock, outstanding	10,076,606	10,076,606
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Common stock, outstanding	10,981,497	10,076,606
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	19,411,094	19,411,094
Common stock, outstanding	19,411,094	19,411,094
Business combination redeem	20.00%	20.00%